Offsets	Nov. 03, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Arcutis Biotherapeutics, Inc.
Form or Filing Type	S-3
File Number	333-276794
Initial Filing Date	Jan. 31, 2024
Fee Offset Claimed	$ 2,694.07
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.0001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 18,252,501.00
Termination / Withdrawal Statement	See footnote above.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Arcutis Biotherapeutics, Inc.
Form or Filing Type	S-3
File Number	333-276794
Filing Date	Jan. 31, 2024
Fee Paid with Fee Offset Source	$ 2,694.07
Offset Note	See footnote above.